Consolidated statements of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Consolidated statements of profit or loss
Revenue	R$ 6,517,278	R$ 9,392,264	R$ 9,347,413
Cost of goods sold	(5,610,891)	(8,054,807)	(7,616,606)
Gross profit	906,387	1,337,457	1,730,807
Operating expenses
Sales, general and administrative expenses	(2,433,014)	(1,364,599)	(1,228,128)
Other operating (expenses) income, net	11,958	37,570	(275,810)
Share of profit of an associate	1,328	1,483	0
Operating (loss) profit	(1,513,341)	11,911	226,869
Finance Income (costs)
Finance income	323,641	402,066	287,927
Finance costs	(1,261,751)	(1,123,166)	(874,960)
Other financial (costs)	(102,407)	(101,434)	(30,774)
Loss before income taxes	(2,553,858)	(810,623)	(390,938)
Income taxes
Current	(45,853)	14,720	37,499
Deferred	(284,211)	10,898	134,757
Loss for the year	(2,883,922)	(785,005)	(218,682)
Attributable to:
Equity holders of the parent	(2,667,494)	(762,455)	(260,710)
Non-controlling interests	R$ (216,428)	R$ (22,550)	R$ 42,028
Loss per share
Basic, Loss for the year attributable to net investment of the parent/ equity holders of the parent (in brazilian reais per share)	R$ (23.61)	R$ (6.71)	R$ (2.29)
Diluted, Loss for the year attributable to net investment of the parent/ equity holders of the parent (in brazilian reais per share)	R$ (23.61)	R$ (6.71)	R$ (2.29)